Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 52,353	$ 51,023
Interest limitation carryforward	10,028	5,444
Tax credit carryforwards	264	264
Allowance for doubtful accounts	388	757
Accrued expenses and other	891	1,340
Lease termination	1,017	1,869
Liquidated damages	794	1,717
Unearned revenue	5,148	3,744
Stock-based compensation	7,229	6,931
Operating lease liability	58	118
Depreciation and amortization	4,146	3,706
Deferred tax assets	82,316	76,913
Valuation allowance	(76,367)	(65,406)
Total deferred tax assets	5,949	11,507
Acquisition-related intangibles	(6,548)	(11,972)
Total deferred tax liabilities	(6,548)	(11,972)
Net deferred tax liabilities	$ (599)	$ (465)